Advertising Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising Expense	$ 34,567	$ 33,825	$ 34,550